Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions And Issue Expenses [Member]	Unit Premiums And Reserves [Member]	Total
Beginning balance at Dec. 31, 2022	$ 3,105,527	$ 895,981	$ (3,273)	$ 91	$ 3,998,326
Beginning balance (in number of units) at Dec. 31, 2022	214,949,762
Cost of redemption of Units (note 7)	$ (54,380)	(22,351)		4	(76,727)
Cost of redemption of Units (note 7) (in number of units)	(3,876,440)
Net income (loss) and comprehensive income (loss) for the year		308,536			308,536
Ending balance at Dec. 31, 2023	$ 3,051,147	1,182,166	(3,273)	95	4,230,135
Ending balance (in number of units) at Dec. 31, 2023	211,073,322
Cost of redemption of Units (note 7)	$ (148,077)	(86,596)		66	(234,607)
Cost of redemption of Units (note 7) (in number of units)	(10,555,577)
Net income (loss) and comprehensive income (loss) for the year		1,016,974			1,016,974
Ending balance at Dec. 31, 2024	$ 2,903,070	$ 2,112,544	$ (3,273)	$ 161	$ 5,012,502
Ending balance (in number of units) at Dec. 31, 2024	200,517,745